Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $4,659,700.000.
Narrative - Max Aggregate Offering Price	$ 4,659,700.000
Final Prospectus	true